Issued Capital and Reserves	12 Months Ended
Dec. 31, 2025
Issued Capital and Reserves [Abstract]
ISSUED CAPITAL AND RESERVES
19	ISSUED CAPITAL AND RESERVES

	As of December 31, 2025
	Number of authorized shares	Number of shares issued and subscribed

Ordinary shares	215,000,000	9,064,808
Preference shares	500,000	-
	215,500,000	9,064,808

	As of December 31, 2024
	Number of authorized shares	Number of shares issued and subscribed

Ordinary shares	215,000,000	6,686,470
Preference shares	500,000	-
	215,500,000	6,686,470

The Company’s authorized share capital consists of ordinary shares and preference shares.

The Company has one class of ordinary shares. Each ordinary share entitles the holder to one vote per share and to participate in dividends as and when declared by the Board of Directors. In the event of liquidation, holders are entitled to a pro rata share of the Company’s net assets after settlement of liabilities and any preferential rights of preference shares, if any.

The Company is authorized to issue preference shares in one or more series, with such rights and preferences as may be determined by the Board of Directors, including dividend, liquidation, conversion and voting rights. No preference shares were issued or outstanding as of December 31, 2025 and 2024.

The movement of ordinary shares and share premium during the year is as follows, with all share numbers adjusted to reflect the reverse stock split discussed below:

	Number of Shares	Share Capital	Share premium
		USD	USD

Opening balance as of January 1, 2024	2,970,964	2,971	125,606,786
Issuance of shares upon acquisition of assets	3,698,551	3,698	136,496,285
Employees’ long term incentive plan shares issued	16,955	17	183,095
Ending ordinary shares as of December 31, 2024	6,686,470	6,686	262,286,166

Issuance of shares upon conversion of convertible note liability	2,376,171	2,376	56,954,104
Employees’ long term incentive plan shares issued	2,167	3	15,574
Ending ordinary shares as of December 31, 2025	9,064,808	9,065	319,255,844

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees (including key management personnel, as part of their remuneration) and service provider.

On April 1, 2024, the Group has entered into an asset acquisition transaction with OSN Streaming resulting in the issuance of 3,698,551 common shares to OSN Streaming as part of the transaction.

On December 16, 2024, the Group entered into a convertible note transaction with OSN Streaming for a total principal amount of USD 55,000,000, structured in three tranches: USD 12,000,000 issued on December 16, 2024, USD 20,000,000 drawn on February 7, 2025, and USD 23,000,000 drawn on July 25, 2025. The principal amount of the note together with accrued interest, if any, were converted into 2,376,171 common shares as at December 16, 2025. Following this conversion, OSN Streaming’s ownership in the Group increased to 67.01%.

Effective August 1, 2025, the Group implemented a one-for-ten reverse stock split of its Ordinary Shares. The Group has retrospectively adjusted all share and per-share information presented in these consolidated financial statements to reflect the impact of the reverse stock split. Further, the par value of Ordinary Share was changed from USD 0.0001 to USD 0.001.